Changes in Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Components of comprehensive income (loss), net of tax

Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges		Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2010	$57		$(7)	$(503)	$(464)	$(917)
Net unrealized gains (losses)	245		(2)			243
Reclassification for realized (gains) losses into earnings	(14)		8			(6)
Net translation of investments in foreign operations				(153)		(153)
Net losses related to hedges of investment in foreign operations				(26)		(26)
Pension and other postretirement benefit losses					(17)	(17)
Net change in accumulated other comprehensive (loss) income	231		6	(179)	(17)	41
Balances as of December 31, 2011	288		(1)	(682)	(481)	(876)
Net unrealized gains (losses)	106					106
Reclassification for realized (gains) losses into earnings	(79)		1	1		(77)
Net translation of investments in foreign operations				215		215
Net losses related to hedges of investment in foreign operations				(288)		(288)
Pension and other postretirement benefit losses					(7)	(7)
Net change in accumulated other comprehensive (loss) income	27		1	(72)	(7)	(51)
Balances as of December 31, 2012	315		―	(754)	(488)	(927)
Net unrealized gains (losses)	(159)					(159)
Reclassification for realized (gains) losses into earnings	(93)					(93)
Net translation of investments in foreign operations				(589)		(589)
Net gains related to hedges of investment in foreign operations				253		253
Pension and other postretirement benefit gains					89	89
Net change in accumulated other comprehensive (loss) income	(252)		―	(336)	89	(499)
Balances as of December 31, 2013	$63	$	―	$(1,090)	$(399)	$(1,426)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2013		2012	2011
Investment securities		$(142)	$7	$149
Cash flow hedges		―	1	3
Foreign currency translation adjustments		(49)	24	(40)
Net investment hedges		135	(176)	(14)
Pension and other postretirement benefit losses		56	―	(7)
Total tax impact	$	―	$(144)	$91

Accumulated Other Comprehensive Loss Income Tax Effect Disclosure Text Block

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2013		2012	2011
Investment securities		$(142)	$7	$149
Cash flow hedges		―	1	3
Foreign currency translation adjustments		(49)	24	(40)
Net investment hedges		135	(176)	(14)
Pension and other postretirement benefit losses		56	―	(7)
Total tax impact	$	―	$(144)	$91

Reclassification out of accumulated other comprehensive (loss) income

The following table presents the effects of reclassifications out of AOCI and into the Consolidated Statement of Income for the year ended December 31, 2013:

(Millions)
Description	Income Statement Line Item	Amount
Net gain in AOCI reclassifications for previously unrealized net gains on investment securities	Other non-interest revenues	$145
Related income tax expense	Income tax provision	(52)
Total		$93